GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
A.	Goodwill:

	DECEMBER 31,
	2013	2012

Balance as of January 1	$1,572	$1,572
Changes during year:
Impairment	-	-
Balance as of December 31	$1,572	$1,572

Schedule of Finite-Lived Intangible Assets [Table Text Block]
B.	Identifiable intangible assets, Net:

		DECEMBER 31,
	Useful life	2013	2012
Original amount
Core technology	3-6 years	$1,507	$1,507
In process research & development	4 years	472	472
Customer relationship, net of impairment (see C below)	3-6 years	1,007	1,007
Non-compete	4 years	127	127
		$3,113	$3,113
Accumulated amortization		3,113	2,661
Identifiable intangible assets, Net		$-	$452